CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	11 Months Ended	12 Months Ended
	Mar. 31, 2012	Apr. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Interest and dividends received	$ 9,534	$ 10,706
Fees and other income received	1,435	1,636
Interest paid	(1,317)	(1,931)
Cash paid to suppliers and employees	(6,480)	(7,206)
Income taxes paid	(641)	(829)
Net cash provided by operating activities	2,531	2,376
CASH FLOWS FROM INVESTING ACTIVITIES:
Net increase in loans	(9,284)	(4,000)
Purchases of available-for-sale securities	(27,220)	(28,887)
Proceeds from sales, calls, and maturities of available-for-sale securities	29,399	32,229
Purchases of held-to-maturity securities	(28,198)	(37,113)
Proceeds from maturities and calls of held-to-maturity securities	29,558	35,705
Proceeds from redemption of FHLB stock	201	0
Proceeds from sale of other real estate owned	300	0
Proceeds from sales of real estate acquired by foreclosure	125	355
Capital additions to real estate acquired by foreclosure	0	(76)
Purchases of premises and equipment	(79)	(423)
Other-net	306	51
Net cash used in investing activities	(4,892)	(2,159)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in deposits	5,539	(4,294)
Payments on advances and borrowings	(2,500)	(4,000)
Increase (decrease) in advances from borrowers for taxes and insurance	501	(59)
Proceeds from issuance of common stock	0	53
Repurchase of Company stock	(106)	(100)
Dividends paid	(497)	(500)
Net cash provided by (used in) financing activities	2,937	(8,900)
Net increase (decrease) in cash and cash equivalents	576	(8,683)
Cash and cash equivalents, April 30, 2011	11,790	20,473
Cash and cash equivalents, March 31, 2012	12,366	11,790
Reconciliations of net income to net cash provided by operating activities:
Net income	1,217	1,338
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	450	510
Provision for loan losses	228	201
Loss on other real estate owned	65	0
Writedown of real estate acquired by foreclosure	71	162
Premium amortization	511	255
Intangible amortization	0	8
Deferred income taxes	439	18
Gain on sales of investment securities, net	(294)	(294)
Grants of restricted stock	6	0
Stock based compensation	11	0
Decrease (increase) in refundable income taxes	(462)	(109)
Decrease (increase) in accrued interest receivable	24	35
Decrease (increase) in prepaid expenses	103	292
Decrease (increase) in mortgage servicing rights	(3)	(21)
Decrease (increase) in deferred loan origination costs	42	9
Increase (decrease) in accrued interest payable	(11)	(13)
Increase (decrease) in accrued expenses	134	(15)
Total adjustments	1,314	1,038
Net cash provided by operating activities	2,531	2,376
SUPPLEMENTAL DISCLOSURES:
Total increase (decrease) in unrealized gain on securities available-for-sale	115	(170)
Loans transferred to foreclosed real estate	0	295
Proceeds from sales of foreclosed real estate financed through loans	$ 831	$ 457